Note 12 - Interests in Associates, Joint Ventures, and Other Entities (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of carrying amounts of investments in associates and joint ventures [text block]
					Carrying amount of net investment as of December 31,
Investee	Nature of ownership interest	Ownership interest (1)	Classification of investee	Basis of accounting for investment	2021	2022
OPay	Ordinary and preferred shares	6.44%	Financial asset held for sale (2)	FVTPL (3, 5)	84,600	86,100
Nanobank	Ordinary shares	0.0%	Associate held for sale (2)	FVLCTS (4)	120,311	-
Star X	Preferred shares	0.0%	Associate held for sale (2)	FVTPL (5)	83,468	-
nHorizon	Ordinary shares	29.09%	Joint venture	Equity method	6	-
Fjord Bank	Ordinary shares	6.09%	Non-current financial asset	FVTPL (5)	897	897
	Year ended December 31,
[US$ thousands]	2021	2022
Carrying amount as of January 1	45,220	84,600
Share of net income (loss)	(214)	-
Change in fair value of preferred shares	29,415	1,100
Change in fair value of ordinary shares	29,094	400
Disposal	(18,915)	-
Carrying amount as of December 31	84,600	86,100
	Year ended December 31,
[US$ thousands]	2020	2021	2022
Opera's share in %	29.09%	29.09%	29.09%
Opera's share of net income (loss)	(535)	(458)	(6)
Opera's share in equity	391	(120)	-
Equity method adjustments	72	126	-
Carrying amount as of December 31	463	6	-
Reconciliation of carrying amount:
Carrying amount as of January 1	963	463	6
Foreign exchange adjustments	35	1	-
Share of net income (loss)	(535)	(458)	(6)
Carrying amount as of December 31	463	6	-

Disclosure of sensitivity analysis for equity [text block]
		As of December 31, 2021		As of December 31, 2022
[US$ thousands]	Key unobservable input	Decrease	Increase	Decrease	Increase
Discount for lack of marketability (5 percentage points movement)	PWERM and OPM (1)	4,700	(4,700)	4,768	(4,768)
Discount rate (2 percentage points movement)	PWERM and OPM (1)	1,978	(1,885)	2,131	(2,045)
Current equity value of the company (10% movement)	OPM (1)	(5,115)	5,103	N/A	N/A

Disclosure of investment entities [text block]
[US$ thousands]	For the period from August 19, 2020, to December 31, 2020	Period from January 1, 2021, to December 31, 2021
Net revenue and gains	60,935	210,540
Operating expenses	(46,121)	(275,872)
Profit (loss) before income taxes	14,814	(65,332)
Income tax expense	(14,193)	(2,438)
Net income (loss)	621	(67,770)
Exchange difference on translation of foreign operations	(2,227)	537
Total comprehensive loss	(1,606)	(67,233)
Opera's share of net income (loss)	261	(28,700)
Opera's share of other comprehensive income (loss)	(935)	227
	As of December 31,
	2020	2021
Assets, excluding goodwill	254,596	164,006
Goodwill (1)	447,300	447,300
Liabilities	72,702	54,584
Equity	629,194	556,722